Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - Stock compensation plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax expense	$ 100.7	$ 89.4	$ 90.2
Tax benefit1	$ 14.1	$ 12.1	$ 12.4